Schedule of other operating expenses (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Other Operating Expenses
Commission		₨ 360,877	₨ 315,137	₨ 113,947
Communication		179,656	164,637	135,004
Legal and professional fees		346,867	301,252	179,353
Outsourcing fees		35,924	28,764	20,304
Payment gateway and other charges		511,948	397,590	256,353
Advances provision		3,891	38,860	5,326
Impairment losses/reversals on trade and other receivables		(47,588)	115,006	26,412
Impairment losses on security deposit and other assets (refer to Note 27)			741
Duties and taxes		2,606	14,632	12,178
Rent (refer to Note 42)		3,646	1,832	2,330
Repairs and maintenance		48,056	44,387	31,813
Travelling and conveyance		41,200	32,126	12,705
Insurance		55,637	76,170	76,371
Corporate social responsibility (CSR) expense				1,950
Miscellaneous expenses		36,632	23,829	19,267
Total	$ 18,951	₨ 1,579,352	₨ 1,554,963	₨ 893,313